Expense Example	Nov. 04, 2025 USD ($)
Catalyst Insider Buying Fund | Catalyst Insider Buying Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 722
Expense Example, with Redemption, 3 Years	1,214
Expense Example, with Redemption, 5 Years	1,731
Expense Example, with Redemption, 10 Years	3,144
Catalyst Insider Buying Fund | Catalyst Insider Buying Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	231
Expense Example, with Redemption, 3 Years	886
Expense Example, with Redemption, 5 Years	1,566
Expense Example, with Redemption, 10 Years	3,380
Catalyst Insider Buying Fund | Catalyst Insider Buying Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	130
Expense Example, with Redemption, 3 Years	595
Expense Example, with Redemption, 5 Years	1,087
Expense Example, with Redemption, 10 Years	2,443
Catalyst Energy Infrastructure Fund | Catalyst Energy Infrastructure Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	736
Expense Example, with Redemption, 3 Years	1,078
Expense Example, with Redemption, 5 Years	1,443
Expense Example, with Redemption, 10 Years	2,467
Catalyst Energy Infrastructure Fund | Catalyst Energy Infrastructure Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	246
Expense Example, with Redemption, 3 Years	762
Expense Example, with Redemption, 5 Years	1,304
Expense Example, with Redemption, 10 Years	2,785
Catalyst Energy Infrastructure Fund | Catalyst Energy Infrastructure Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	146
Expense Example, with Redemption, 3 Years	457
Expense Example, with Redemption, 5 Years	790
Expense Example, with Redemption, 10 Years	1,734
Catalyst/MAP Global Equity Fund | Catalyst/MAP Global Equity Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	692
Expense Example, with Redemption, 3 Years	1,020
Expense Example, with Redemption, 5 Years	1,370
Expense Example, with Redemption, 10 Years	2,355
Catalyst/MAP Global Equity Fund | Catalyst/MAP Global Equity Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	200
Expense Example, with Redemption, 3 Years	701
Expense Example, with Redemption, 5 Years	1,229
Expense Example, with Redemption, 10 Years	2,676
Catalyst/MAP Global Equity Fund | Catalyst/MAP Global Equity Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	99
Expense Example, with Redemption, 3 Years	394
Expense Example, with Redemption, 5 Years	712
Expense Example, with Redemption, 10 Years	1,612
Catalyst/Lyons Tactical Allocation Fund | Catalyst/Lyons Tactical Allocation Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	722
Expense Example, with Redemption, 3 Years	1,186
Expense Example, with Redemption, 5 Years	1,676
Expense Example, with Redemption, 10 Years	3,021
Catalyst/Lyons Tactical Allocation Fund | Catalyst/Lyons Tactical Allocation Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	231
Expense Example, with Redemption, 3 Years	872
Expense Example, with Redemption, 5 Years	1,538
Expense Example, with Redemption, 10 Years	3,319
Catalyst/Lyons Tactical Allocation Fund | Catalyst/Lyons Tactical Allocation Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	130
Expense Example, with Redemption, 3 Years	564
Expense Example, with Redemption, 5 Years	1,024
Expense Example, with Redemption, 10 Years	2,299
Catalyst Dynamic Alpha Fund | Catalyst Dynamic Alpha Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	707
Expense Example, with Redemption, 3 Years	1,013
Expense Example, with Redemption, 5 Years	1,340
Expense Example, with Redemption, 10 Years	2,263
Catalyst Dynamic Alpha Fund | Catalyst Dynamic Alpha Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	216
Expense Example, with Redemption, 3 Years	694
Expense Example, with Redemption, 5 Years	1,198
Expense Example, with Redemption, 10 Years	2,585
Catalyst Dynamic Alpha Fund | Catalyst Dynamic Alpha Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	115
Expense Example, with Redemption, 3 Years	387
Expense Example, with Redemption, 5 Years	679
Expense Example, with Redemption, 10 Years	$ 1,511